DUE TO RELATED PARTY (Details Textual) (USD $)	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Due to related parties	$ 1,295,639	$ 718,261	$ 391,994
Hua Mei Investments Limited [Member]
Due to related parties	$ 1,295,639	$ 718,261	$ 391,994